Annual Total Returns [BarChart] - PGIM JENNISON RISING DIVIDEND FUND - Class Z	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2015	(1.72%)
Annual Return 2016	9.52%
Annual Return 2017	17.53%
Annual Return 2018	(6.99%)
Annual Return 2019	31.34%

[1]	The total return of the Fund’s Class Z shares from January 1, 2020 through June 30, 2020 was -7.09%.